Apollo Technology Capital Corporation – Loan Receivable, Exchange, and Equity Investment	12 Months Ended
Dec. 31, 2025
Apollo Technology Capital Corporation – Loan Receivable, Exchange, and Equity Investment [Abstract]
APOLLO TECHNOLOGY CAPITAL CORPORATION – LOAN RECEIVABLE, EXCHANGE, AND EQUITY INVESTMENT

NOTE 18 – APOLLO TECHNOLOGY CAPITAL CORPORATION – LOAN RECEIVABLE, EXCHANGE, AND EQUITY INVESTMENT

Background

The Company holds an equity investment in Apollo Technology Capital Corporation (“Apollo”, formerly Apollo AI Corp.), a technology-driven AI marketplace platform connecting homebuyers, real estate agents, and mortgage providers across North American residential real estate markets. The investment arose from the conversion of a series of loan receivables from Apollo (the “Exchange Indebtedness”) with aggregate principal of USD 16,648,253, pursuant to the Exchange Agreement entered into on June 30, 2025.

Initial Impairment – Year Ended December 31, 2024

During the year ended December 31, 2024, the Company fully impaired its loan receivable from Apollo under ASC 310 and ASC 326, reducing the net carrying value to nil, reflecting Apollo’s financial distress, recurring operating losses, and negative working capital at that date.

Reversal of Impairment and Loan Reinstatement – Six Months Ended June 30, 2025

During the six months ended June 30, 2025, management determined that the impairment indicators no longer existed and reinstated the recoverable portion of the loan at USD 6,525,000 (7.5% of USD 87,000,000, being the management-assessed equity value of Apollo at June 30, 2025) in accordance with ASC 310-10-35-23. No interest was charged during 2025. The reinstated receivable was presented net of a payable owed by Check-Cap to Apollo of USD 2,247,000, resulting in a net carrying value of USD 4,278,000 as at June 30, 2025.

Debt-for-Equity Exchange – November 14, 2025

On June 30, 2025, the (the “Exchange Agreement”) with Apollo under which the Exchange Indebtedness would be exchanged for common shares of Apollo representing a 7.5% shareholding. The Exchange Agreement was conditional on the completion of the Merger . At the Annual General Meeting held on November 14, 2025, Check-Cap shareholders voted 98.01% in favor of the merger, at which point the closing condition ceased to be substantive and the exchange was recognized for accounting purposes.

On November 14, 2025, the Company derecognized the loan receivable of USD 6,525,000 and recognized an equity investment in Apollo at cost of USD 6,525,000, being the carrying value of the consideration surrendered. No gain or loss was recognized on exchange. Apollo’s shares do not have a readily determinable fair value; accordingly, the investment is carried at cost under the measurement alternative provided by ASC 321-10-35-2. The Apollo payable of USD 2,247,000, previously netted against the loan receivable, was reclassified as a standalone liability.

Equity Investment – Classification and Subsequent Measurement

The equity investment is classified as an equity security under ASC 321. The Company holds 7.5% of Apollo’s issued and outstanding shares and does not have significant influence, as evidenced by the absence of board representation, shared management, governance rights, or substantive participating rights. The equity method under ASC 323 does not apply.

The investment is carried at cost of USD 6,525,000 under the measurement alternative (ASC 321-10-35-2), adjusted for observable price changes in orderly transactions for identical or similar investments. No observable price changes have occurred since initial recognition.

Impairment Assessment – December 31, 2025

At December 31, 2025, management performed a qualitative impairment assessment supported by an independent external valuation report, effective date December 31, 2025. The valuation concluded a Fair Market Value of CAD 124.0 million for 100% of Apollo equity using a weighted average of the Discounted Cash Flow method (30% weight) and Comparable Company Method (70% weight), with a cost of equity of 13.53%.

Check-Cap’s 7.5% interest implied by the valuation is CAD 9.3 million (USD 6.8 million approximately at the December 31, 2025 CAD/USD rate of 0.7287), which exceeds the carrying value of USD 6.5 million by USD 252,000. No impairment indicators were identified and no impairment charge is required.

Carrying Value Summary (USD)

	For the year ended December 31,
	2025	2024

Loan receivable – gross principal	$-	$16,648,253
Allowance for credit losses	-	(16,648,253)
Net loan receivable	$-	$-

Equity investment in Apollo (at cost)	$6,525,000	$-

Payable to Apollo	$1,399,579	$-